                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-5897
                                   ------------


                    RIVERSOURCE MARKET ADVANTAGE SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 Ameriprise Financial Center, Minneapolis, Minnesota        55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:      1/31
                         --------------
Date of reporting period:    10/31
                         --------------

                              PORTFOLIO HOLDINGS
                                      FOR
                     RIVERSOURCE PORTFOLIO BUILDER SERIES
                               AT OCT. 31, 2006

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Conservative Fund

OCT. 31, 2005 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

FIXED INCOME FUNDS (68.3%)(c)

                                                    SHARES            VALUE(a)
GLOBAL BOND (1.1%)
RiverSource
  Global Bond Fund                                 205,448      $    1,353,901
------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (7.3%)
RiverSource Inflation
  Protected Securities Fund                        918,652           8,920,109
------------------------------------------------------------------------------

INVESTMENT GRADE (59.9%)
RiverSource
  Core Bond Fund                                 2,809,151          26,967,854
RiverSource Limited
  Duration Bond Fund                             2,962,037          28,731,759
RiverSource Short Duration
  U.S. Government Fund                           3,680,997          17,447,927
                                                                --------------
Total                                                               73,147,540
------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $83,543,232)                                             $   83,421,550
------------------------------------------------------------------------------

EQUITY FUNDS (25.6%)(c)

                                                    SHARES            VALUE(a)
DIVIDEND INCOME (0.8%)
RiverSource Dividend
  Opportunity Fund                                 108,485      $      935,139
------------------------------------------------------------------------------

INTERNATIONAL (5.7%)
RiverSource International
  Aggressive Growth Fund                           227,783           2,170,772
RiverSource International
  Equity Fund                                      137,106           1,168,143
RiverSource International
  Opportunity Fund                                 185,266           1,787,821
RiverSource International
  Select Value Fund                                136,001           1,513,687
RiverSource International
  Small Cap Fund                                    28,101             265,834
                                                                --------------
Total                                                                6,906,257
------------------------------------------------------------------------------

REAL ESTATE (1.0%)
RiverSource
  Real Estate Fund                                  72,988           1,281,668
------------------------------------------------------------------------------

EQUITY FUNDS (CONTINUED)

                                                    SHARES            VALUE(a)
U.S. LARGE CAP (15.6%)
RiverSource Disciplined
  Equity Fund                                      568,202      $    4,187,650
RiverSource Diversified
  Equity Income Fund                               128,130           1,728,469
RiverSource Fundamental
  Growth Fund                                      557,281           3,594,465
RiverSource Fundamental
  Value Fund                                       180,769           1,187,655
RiverSource Growth Fund                            167,048           5,287,068
RiverSource Large Cap
  Equity Fund                                      285,673           1,682,616
RiverSource Large Cap
  Value Fund                                        37,032             236,264
RiverSource Value Fund                             199,564           1,169,445
                                                                --------------
Total                                                               19,073,632
------------------------------------------------------------------------------

U.S. MID CAP (1.4%)
RiverSource Aggressive
  Growth Fund                                      149,327           1,234,933
RiverSource Mid Cap
  Value Fund                                        24,820             238,273
RiverSource Select
  Value Fund                                        30,098             235,369
                                                                --------------
Total                                                                1,708,575
------------------------------------------------------------------------------

U.S. SMALL CAP (0.9%)
RiverSource Small Cap
  Growth Fund                                      137,736(b)          709,341
RiverSource Small Cap
  Value Fund                                        55,471             392,177
                                                                --------------
Total                                                                1,101,518
------------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.2%)
RiverSource Disciplined Small
  and Mid Cap Equity Fund                           23,977(b)          228,257
------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $28,163,663)                                             $   31,235,046
------------------------------------------------------------------------------

CASH EQUIVALENTS (5.1%)(c)

                                                    SHARES            VALUE(a)
MONEY MARKET
RiverSource Cash
  Management Fund                                6,289,517      $    6,289,517
------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $6,289,517)                                              $    6,289,517
------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (1.0%)(c)

                                                    SHARES            VALUE(a)
ALTERNATIVE INVESTMENTS
RiverSource Absolute
  Return Currency and
  Income Fund                                      120,861      $    1,220,691
------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $1,206,961)                                              $    1,220,691
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $119,203,373)(d)                                         $  122,166,804
==============================================================================

See accompanying notes to investments in affiliated funds.


------------------------------------------------------------------------------

1  RIVERSOURCE PORTFOLIO BUILDER SERIES - PORTFOLIO HOLDINGS AT OCT. 31, 2006

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated July 31, 2006.

(b)   Non-income producing.

(c)   See Note 6 to the financial statements in the most recent Semiannual
      Report dated July 31, 2006.

(d) At Oct. 31, 2006, the cost of securities for federal income tax purposes was approximately $119,203,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $3,285,000
      Unrealized depreciation                                        (321,000)
      ------------------------------------------------------------------------
      Net unrealized appreciation                                  $2,964,000
      ------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


------------------------------------------------------------------------------

2  RIVERSOURCE PORTFOLIO BUILDER SERIES - PORTFOLIO HOLDINGS AT OCT. 31, 2006

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Moderate Conservative Fund

OCT. 31, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

FIXED INCOME FUNDS (55.7%)(c)

                                                    SHARES            VALUE(a)
FLOATING RATE (0.6%)
RiverSource
  Floating Rate Fund                               156,395      $    1,573,335
------------------------------------------------------------------------------

GLOBAL BOND (5.9%)
RiverSource
  Global Bond Fund                               2,392,681          15,767,768
------------------------------------------------------------------------------

HIGH YIELD (2.6%)
RiverSource Income
  Opportunities Fund                               691,545           7,122,914
------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (7.0%)
RiverSource
  Inflation Protected
  Securities Fund                                1,928,213          18,722,945
------------------------------------------------------------------------------

INVESTMENT GRADE (39.6%)
RiverSource
  Core Bond Fund                                 1,635,568          15,701,454
RiverSource
  Diversified Bond Fund                          6,542,204          31,468,003
RiverSource Limited
  Duration Bond Fund                             4,052,122          39,305,585
RiverSource Short Duration
  U.S. Government Fund                           4,289,197          20,330,793
                                                                --------------
Total                                                              106,805,835
------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $151,173,882)                                            $  149,992,797
------------------------------------------------------------------------------

EQUITY FUNDS (40.6%)(c)

                                                    SHARES            VALUE(a)
DIVIDEND INCOME (1.2%)
RiverSource Dividend
  Opportunity Fund                                 387,467      $    3,339,962
------------------------------------------------------------------------------

INTERNATIONAL (9.1%)
RiverSource
  Emerging Markets Fund                            198,981           2,290,274
RiverSource International
  Aggressive Growth Fund                           736,047           7,014,524
RiverSource International
  Equity Fund                                      440,511           3,753,157
RiverSource International
  Opportunity Fund                                 597,444           5,765,331
RiverSource International
  Select Value Fund                                441,013           4,908,477
RiverSource International
  Small Cap Fund                                    87,977             832,264
                                                                --------------
Total                                                               24,564,027
------------------------------------------------------------------------------

EQUITY FUNDS (CONTINUED)

                                                    SHARES            VALUE(a)
REAL ESTATE (1.0%)
RiverSource
  Real Estate Fund                                 159,974      $    2,809,145
------------------------------------------------------------------------------

U.S. LARGE CAP (25.2%)
RiverSource Disciplined
  Equity Fund                                    2,023,891          14,916,077
RiverSource Diversified
  Equity Income Fund                               454,671           6,133,511
RiverSource Fundamental
  Growth Fund                                    1,980,586          12,774,782
RiverSource Fundamental
  Value Fund                                       641,924           4,217,444
RiverSource Growth Fund                            595,833          18,858,106
RiverSource Large Cap
  Equity Fund                                    1,016,223           5,985,556
RiverSource Large Cap
  Value Fund                                       128,077             817,134
RiverSource Value Fund                             708,986           4,154,660
                                                                --------------
Total                                                               67,857,270
------------------------------------------------------------------------------

U.S. MID CAP (2.3%)
RiverSource
  Aggressive Growth Fund                           536,170           4,434,122
RiverSource
  Mid Cap Value Fund                                86,077             826,342
RiverSource
  Select Value Fund                                104,082             813,920
                                                                --------------
Total                                                                6,074,384
------------------------------------------------------------------------------

U.S. SMALL CAP (1.5%)
RiverSource Small Cap
  Growth Fund                                      491,726(b)        2,532,391
RiverSource Small Cap
  Value Fund                                       200,017           1,414,123
                                                                --------------
Total                                                                3,946,514
------------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.3%)
RiverSource Disciplined Small
  and Mid Cap Equity Fund                           82,942(b)          789,607
------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $97,747,385)                                             $  109,380,909
------------------------------------------------------------------------------

CASH EQUIVALENTS (2.6%)(c)

                                                    SHARES            VALUE(a)
MONEY MARKET
RiverSource Cash
  Management Fund                                7,071,396      $    7,071,396
------------------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $7,071,396)                                              $    7,071,396
------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (1.0%)(c)

                                                    SHARES            VALUE(a)
ALTERNATIVE INVESTMENTS
RiverSource Absolute
  Return Currency and
  Income Fund                                      264,945      $    2,675,944
------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $2,646,800)                                              $    2,675,944
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $258,639,463)(d)                                         $  269,121,046
==============================================================================

See accompanying notes to investments in affiliated funds.


------------------------------------------------------------------------------

3  RIVERSOURCE PORTFOLIO BUILDER SERIES - PORTFOLIO HOLDINGS AT OCT. 31, 2006

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated July 31, 2006.

(b)   Non-income producing.

(c)   See Note 6 to the financial statements in the most recent Semiannual
      Report dated July 31, 2006.

(d) At Oct. 31, 2006, the cost of securities for federal income tax purposes was approximately $258,639,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $11,667,000
      Unrealized depreciation                                      (1,185,000)
      ------------------------------------------------------------------------
      Net unrealized appreciation                                 $10,482,000
      ------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


------------------------------------------------------------------------------

4  RIVERSOURCE PORTFOLIO BUILDER SERIES - PORTFOLIO HOLDINGS AT OCT. 31, 2006

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Moderate Fund

OCT. 31, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (53.7%)(c)

                                                    SHARES            VALUE(a)
DIVIDEND INCOME (1.6%)
RiverSource Dividend
  Opportunity Fund                               1,405,484      $   12,115,274
------------------------------------------------------------------------------

INTERNATIONAL (11.9%)
RiverSource
  Emerging Markets Fund                            724,860           8,343,135
RiverSource International
  Aggressive Growth Fund                         2,676,757          25,509,498
RiverSource International
  Equity Fund                                    1,607,560          13,696,409
RiverSource International
  Opportunity Fund                               2,175,340          20,992,031
RiverSource International
  Select Value Fund                              1,605,559          17,869,874
RiverSource International
  Small Cap Fund                                   326,353           3,087,297
                                                                --------------
Total                                                               89,498,244
------------------------------------------------------------------------------

REAL ESTATE (2.1%)
RiverSource
  Real Estate Fund                                 889,815          15,625,158
------------------------------------------------------------------------------

U.S. LARGE CAP (32.8%)
RiverSource Disciplined
  Equity Fund                                    7,366,382          54,290,233
RiverSource Diversified
  Equity Income Fund                             1,656,560          22,346,998
RiverSource Fundamental
  Growth Fund                                    7,213,772          46,528,827
RiverSource Fundamental
  Value Fund                                     2,340,173          15,374,936
RiverSource Growth Fund                          2,165,986          68,553,445
RiverSource Large Cap
  Equity Fund                                    3,694,552          21,760,911
RiverSource Large Cap
  Value Fund                                       475,210           3,031,837
RiverSource Value Fund                           2,584,601          15,145,760
                                                                --------------
Total                                                              247,032,947
------------------------------------------------------------------------------

U.S. MID CAP (3.0%)
RiverSource Aggressive
  Growth Fund                                    1,948,145          16,111,156
RiverSource Mid Cap
  Value Fund                                       319,246           3,064,764
RiverSource Select
  Value Fund                                       386,078           3,019,134
                                                                --------------
Total                                                               22,195,054
------------------------------------------------------------------------------

EQUITY FUNDS (CONTINUED)

                                                    SHARES            VALUE(a)
U.S. SMALL CAP (1.9%)
RiverSource Small Cap
  Growth Fund                                    1,805,135(b)   $    9,296,445
RiverSource Small Cap
  Value Fund                                       707,127           4,999,391
                                                                --------------
Total                                                               14,295,836
------------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.4%)
RiverSource Disciplined Small
  and Mid Cap Equity Fund                          307,794(b)        2,930,195
------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $360,231,223)                                            $  403,692,708
------------------------------------------------------------------------------

FIXED INCOME FUNDS (44.3%)(c)

                                                    SHARES            VALUE(a)
FLOATING RATE (0.7%)
RiverSource
  Floating Rate Fund                               501,234      $    5,042,417
------------------------------------------------------------------------------

GLOBAL BOND (6.2%)
RiverSource
  Global Bond Fund                               7,106,183          46,829,749
------------------------------------------------------------------------------

HIGH YIELD (7.6%)
RiverSource Income
  Opportunities Fund                             5,530,402          56,963,144
------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (7.9%)
RiverSource
  Inflation Protected
  Securities Fund                                6,137,342          59,593,587
------------------------------------------------------------------------------

INVESTMENT GRADE (21.9%)
RiverSource
  Core Bond Fund                                 6,071,381          58,285,258
RiverSource
  Diversified Bond Fund                         22,184,327         106,706,583
                                                                --------------
Total                                                              164,991,841
------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $335,712,793)                                            $  333,420,738
------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (2.0%)(c)

                                                    SHARES            VALUE(a)
ALTERNATIVE INVESTMENTS
RiverSource Absolute
  Return Currency and
  Income Fund                                    1,463,297      $   14,779,296
------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $14,618,888)                                             $   14,779,296
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $710,562,904)(d)                                         $  751,892,742
==============================================================================

See accompanying notes to investments in affiliated funds.


------------------------------------------------------------------------------

5  RIVERSOURCE PORTFOLIO BUILDER SERIES - PORTFOLIO HOLDINGS AT OCT. 31, 2006

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated July 31, 2006.

(b)   Non-income producing.

(c)   See Note 6 to the financial statements in the most recent Semiannual
      Report dated July 31, 2006.

(d) At Oct. 31, 2006, the cost of securities for federal income tax purposes was approximately $710,563,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $43,644,000
      Unrealized depreciation                                      (2,314,000)
      ------------------------------------------------------------------------
      Net unrealized appreciation                                 $41,330,000
      ------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


------------------------------------------------------------------------------

6  RIVERSOURCE PORTFOLIO BUILDER SERIES - PORTFOLIO HOLDINGS AT OCT. 31, 2006

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Moderate Aggressive Fund

OCT. 31, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (68.6%)(c)

                                                    SHARES            VALUE(a)
DIVIDEND INCOME (2.1%)
RiverSource Dividend
  Opportunity Fund                               2,276,120      $   19,620,158
------------------------------------------------------------------------------

INTERNATIONAL (15.4%)
RiverSource
  Emerging Markets Fund                          1,179,811          13,579,627
RiverSource International
  Aggressive Growth Fund                         4,334,165          41,304,589
RiverSource International
  Equity Fund                                    2,598,298          22,137,502
RiverSource International
  Opportunity Fund                               3,527,082          34,036,346
RiverSource International
  Select Value Fund                              2,596,015          28,893,642
RiverSource International
  Small Cap Fund                                   530,433           5,017,892
                                                                --------------
Total                                                              144,969,598
------------------------------------------------------------------------------

REAL ESTATE (2.1%)
RiverSource
  Real Estate Fund                               1,112,321          19,532,349
------------------------------------------------------------------------------

U.S. LARGE CAP (42.3%)
RiverSource Disciplined
  Equity Fund                                   11,921,939          87,864,691
RiverSource Diversified
  Equity Income Fund                             2,682,700          36,189,628
RiverSource Fundamental
  Growth Fund                                   11,686,604          75,378,597
RiverSource Fundamental
  Value Fund                                     3,781,509          24,844,512
RiverSource Growth Fund                          3,503,501         110,885,803
RiverSource Large Cap
  Equity Fund                                    5,977,310          35,206,357
RiverSource Large Cap
  Value Fund                                       772,397           4,927,893
RiverSource Value Fund                           4,176,223          24,472,666
                                                                --------------
Total                                                              399,770,147
------------------------------------------------------------------------------

U.S. MID CAP (3.8%)
RiverSource Aggressive
  Growth Fund                                    3,145,318          26,011,777
RiverSource Mid Cap
  Value Fund                                       519,027           4,982,663
RiverSource Select
  Value Fund                                       627,433           4,906,526
                                                                --------------
Total                                                               35,900,966
------------------------------------------------------------------------------

EQUITY FUNDS (CONTINUED)

                                                    SHARES            VALUE(a)
U.S. SMALL CAP (2.4%)
RiverSource Small Cap
  Growth Fund                                    2,916,955(b)   $   15,022,317
RiverSource Small Cap
  Value Fund                                     1,145,612           8,099,477
                                                                --------------
Total                                                               23,121,794
------------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.5%)
RiverSource
  Disciplined Small and
  Mid Cap Equity Fund                              510,311(b)        4,858,158
------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $579,237,335)                                            $  647,773,170
------------------------------------------------------------------------------

FIXED INCOME FUNDS (29.4%)(c)

                                                    SHARES            VALUE(a)
FLOATING RATE (0.9%)
RiverSource
  Floating Rate Fund                               829,642      $    8,346,196
------------------------------------------------------------------------------

GLOBAL BOND (5.9%)
RiverSource
  Global Bond Fund                               8,462,426          55,767,385
------------------------------------------------------------------------------

HIGH YIELD (2.1%)
RiverSource Income
  Opportunities Fund                             1,898,555          19,555,120
------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (6.7%)
RiverSource
  Inflation Protected
  Securities Fund                                6,529,724          63,403,616
------------------------------------------------------------------------------

INVESTMENT GRADE (13.8%)
RiverSource
  Core Bond Fund                                 4,628,556          44,434,134
RiverSource
  Diversified Bond Fund                         17,856,779          85,891,073
                                                                --------------
Total                                                              130,325,207
------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $278,480,729)                                            $  277,397,524
------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (2.0%)(c)

                                                    SHARES            VALUE(a)
ALTERNATIVE INVESTMENTS
RiverSource
  Absolute Return Currency and
  Income Fund                                    1,829,549      $   18,478,446
------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $18,277,503)                                             $   18,478,446
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $875,995,567)(d)                                         $  943,649,140
==============================================================================

See accompanying notes to investments in affiliated funds.


------------------------------------------------------------------------------

7  RIVERSOURCE PORTFOLIO BUILDER SERIES - PORTFOLIO HOLDINGS AT OCT. 31, 2006

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated July 31, 2006.

(b)   Non-income producing.

(c)   See Note 6 to the financial statements in the most recent Semiannual
      Report dated July 31, 2006.

(d) At Oct. 31, 2006, the cost of securities for federal income tax purposes was approximately $875,996,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $69,630,000
      Unrealized depreciation                                      (1,977,000)
      ------------------------------------------------------------------------
      Net unrealized appreciation                                 $67,653,000
      ------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


------------------------------------------------------------------------------

8  RIVERSOURCE PORTFOLIO BUILDER SERIES - PORTFOLIO HOLDINGS AT OCT. 31, 2006

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Aggressive Fund

OCT. 31, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (83.4%)(c)

                                                    SHARES            VALUE(a)
DIVIDEND INCOME (2.5%)
RiverSource Dividend
  Opportunity Fund                               1,386,444      $   11,951,149
------------------------------------------------------------------------------

INTERNATIONAL (18.8%)
RiverSource
  Emerging Markets Fund                            716,799           8,250,353
RiverSource International
  Aggressive Growth Fund                         2,639,708          25,156,417
RiverSource International
  Equity Fund                                    1,580,624          13,466,918
RiverSource International
  Opportunity Fund                               2,145,759          20,706,571
RiverSource International
  Select Value Fund                              1,577,026          17,552,296
RiverSource International
  Small Cap Fund                                   318,721           3,015,098
                                                                --------------
Total                                                               88,147,653
------------------------------------------------------------------------------

REAL ESTATE (2.1%)
RiverSource
  Real Estate Fund                                 551,654           9,687,040
------------------------------------------------------------------------------

U.S. LARGE CAP (51.8%)
RiverSource Disciplined
  Equity Fund                                    7,257,863          53,490,390
RiverSource Diversified
  Equity Income Fund                             1,630,440          21,994,629
RiverSource Fundamental
  Growth Fund                                    7,109,721          45,857,699
RiverSource Fundamental
  Value Fund                                     2,307,162          15,158,053
RiverSource Growth Fund                          2,133,367          67,521,059
RiverSource Large Cap
  Equity Fund                                    3,637,493          21,424,832
RiverSource Large Cap
  Value Fund                                       464,186           2,961,509
RiverSource Value Fund                           2,546,581          14,922,963
                                                                --------------
Total                                                              243,331,134
------------------------------------------------------------------------------

U.S. MID CAP (4.6%)
RiverSource Aggressive
  Growth Fund                                    1,914,098          15,829,589
RiverSource Mid Cap
  Value Fund                                       311,830           2,993,567
RiverSource Select
  Value Fund                                       377,051           2,948,535
                                                                --------------
Total                                                               21,771,691
------------------------------------------------------------------------------

EQUITY FUNDS (CONTINUED)

                                                    SHARES            VALUE(a)
U.S. SMALL CAP (3.0%)
RiverSource Small Cap
  Growth Fund                                    1,773,793(b)   $    9,135,033
RiverSource Small Cap
  Value Fund                                       701,820           4,961,869
                                                                --------------
Total                                                               14,096,902
------------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.6%)
RiverSource Disciplined
  Small and Mid Cap
  Equity Fund                                      305,253(b)        2,906,005
------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $350,753,401)                                            $  391,891,574
------------------------------------------------------------------------------

FIXED INCOME FUNDS (14.7%)(c)

                                                    SHARES            VALUE(a)
FLOATING RATE (0.7%)
RiverSource
  Floating Rate Fund                               342,972      $    3,450,303
------------------------------------------------------------------------------

GLOBAL BOND (0.9%)
RiverSource
  Global Bond Fund                                 624,849           4,117,752
------------------------------------------------------------------------------

HIGH YIELD (2.2%)
RiverSource Income
  Opportunities Fund                             1,009,217          10,394,939
------------------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (2.5%)
RiverSource
  Inflation Protected
  Securities Fund                                1,198,719          11,639,559
------------------------------------------------------------------------------

INVESTMENT GRADE (8.4%)
RiverSource
  Core Bond Fund                                 1,219,148          11,703,819
RiverSource
  Diversified Bond Fund                          4,733,514          22,768,204
RiverSource Short Duration
  U.S. Government Fund                           1,006,868           4,772,556
                                                                --------------
Total                                                               39,244,579
------------------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $68,233,280)                                             $   68,847,132
------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (2.0%)(c)

                                                    SHARES            VALUE(a)
ALTERNATIVE INVESTMENTS
RiverSource
  Absolute Return Currency
  and Income Fund                                  907,319      $    9,163,926
------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $9,063,766)                                              $    9,163,926
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $428,050,447)(d)                                         $  469,902,632
==============================================================================

See accompanying notes to investments in affiliated funds.


------------------------------------------------------------------------------

9  RIVERSOURCE PORTFOLIO BUILDER SERIES - PORTFOLIO HOLDINGS AT OCT. 31, 2006

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated July 31, 2006.

(b)   Non-income producing.

(c)   See Note 6 to the financial statements in the most recent Semiannual
      Report dated July 31, 2006.

(d) At Oct. 31, 2006, the cost of securities for federal income tax purposes was approximately $428,050,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $42,037,000
      Unrealized depreciation                                        (184,000)
      ------------------------------------------------------------------------
      Net unrealized appreciation                                 $41,853,000
      ------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


------------------------------------------------------------------------------

10 RIVERSOURCE PORTFOLIO BUILDER SERIES - PORTFOLIO HOLDINGS AT OCT. 31, 2006

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Portfolio Builder Total Equity Fund

OCT. 31, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

EQUITY FUNDS (98.1%)(c)

                                                    SHARES            VALUE(a)
DIVIDEND INCOME (3.0%)
RiverSource Dividend
  Opportunity Fund                               1,464,873      $   12,627,203
------------------------------------------------------------------------------

INTERNATIONAL (22.1%)
RiverSource
  Emerging Markets Fund                            755,857           8,699,918
RiverSource International
  Aggressive Growth Fund                         2,783,600          26,527,713
RiverSource International
  Equity Fund                                    1,668,176          14,212,861
RiverSource International
  Opportunity Fund                               2,264,114          21,848,696
RiverSource International
  Select Value Fund                              1,666,516          18,548,326
RiverSource International
  Small Cap Fund                                   338,087           3,198,304
                                                                --------------
Total                                                               93,035,818
------------------------------------------------------------------------------

REAL ESTATE (2.1%)
RiverSource
  Real Estate Fund                                 491,371           8,628,479
------------------------------------------------------------------------------

EQUITY FUNDS (CONTINUED)

                                                    SHARES            VALUE(a)
U.S. LARGE CAP (61.2%)
RiverSource Disciplined
  Equity Fund                                    7,666,431      $   56,501,549
RiverSource Diversified
  Equity Income Fund                             1,722,865          23,241,455
RiverSource Fundamental
  Growth Fund                                    7,506,307          48,415,683
RiverSource Fundamental
  Value Fund                                     2,433,629          15,988,944
RiverSource Growth Fund                          2,253,539          71,324,515
RiverSource Large Cap
  Equity Fund                                    3,842,096          22,629,947
RiverSource Large Cap
  Value Fund                                       492,518           3,142,262
RiverSource Value Fund                           2,687,279          15,747,457
                                                                --------------
Total                                                              256,991,812
------------------------------------------------------------------------------

U.S. MID CAP (5.5%)
RiverSource Aggressive
  Growth Fund                                    2,020,122          16,706,411
RiverSource
  Mid Cap Value Fund                               330,912           3,176,752
RiverSource
  Select Value Fund                                399,916           3,127,341
                                                                --------------
Total                                                               23,010,504
------------------------------------------------------------------------------

EQUITY FUNDS (CONTINUED)

                                                    SHARES            VALUE(a)
U.S. SMALL CAP (3.5%)
RiverSource Small Cap
  Growth Fund                                    1,873,007(b)   $    9,645,986
RiverSource Small Cap
  Value Fund                                       740,410           5,234,700
                                                                --------------
Total                                                               14,880,686
------------------------------------------------------------------------------

U.S. SMALL-MID CAP (0.7%)
RiverSource
  Disciplined Small and
  Mid Cap Equity Fund                              327,339(b)        3,116,265
------------------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $371,075,183)                                            $  412,290,767
------------------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (1.9%)(c)

                                                    SHARES            VALUE(a)
ALTERNATIVE INVESTMENTS
RiverSource Absolute
  Return Currency and
  Income Fund                                      808,561      $    8,166,462
------------------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $8,077,551)                                              $    8,166,462
------------------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $379,152,734)(d)                                         $  420,457,229
==============================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated July 31, 2006.

(b)   Non-income producing.

(c)   See Note 6 to the financial statements in the most recent Semiannual
      Report dated July 31, 2006.

(d) At Oct. 31, 2006, the cost of securities for federal income tax purposes was approximately $379,153,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $41,320,000
      Unrealized depreciation                                         (16,000)
      ------------------------------------------------------------------------
      Net unrealized appreciation                                 $41,304,000
      ------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


------------------------------------------------------------------------------

11 RIVERSOURCE PORTFOLIO BUILDER SERIES - PORTFOLIO HOLDINGS AT OCT. 31, 2006

                                                             S-6282-80 F (12/06)

                             PORTFOLIO HOLDINGS
                                     FOR
                       RIVERSOURCE S&P 500 INDEX FUND
                              AT OCT. 31, 2006


INVESTMENTS IN SECURITIES

OCT. 31, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (97.6%)

ISSUER                                SHARES                   VALUE(a)

AEROSPACE & DEFENSE (2.3%)
Boeing                                15,634                 $1,248,531
General Dynamics                       7,940                    564,534
Goodrich                               2,449                    107,976
Honeywell Intl                        16,115                    678,764
L-3 Communications Holdings            2,425                    195,261
Lockheed Martin                        7,003                    608,771
Northrop Grumman                       6,776                    449,859
Raytheon                               8,827                    440,909
Rockwell Collins                       3,371                    195,788
United Technologies                   19,902                  1,307,959
                                                             ----------
Total                                                         5,798,352
-----------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.9%)
FedEx                                  6,024                    689,989
United Parcel Service Cl B            21,262                  1,602,092
                                                             ----------
Total                                                         2,292,081
-----------------------------------------------------------------------

AIRLINES (0.1%)
Southwest Airlines                    15,464                    232,424
-----------------------------------------------------------------------

AUTO COMPONENTS (0.1%)
Goodyear Tire & Rubber                 3,492(b)                  53,532
Johnson Controls                       3,852                    314,092
                                                             ----------
Total                                                           367,624
-----------------------------------------------------------------------

AUTOMOBILES (0.4%)
Ford Motor                            37,007                    306,418
General Motors                        11,129                    388,624
Harley-Davidson                        5,163                    354,337
                                                             ----------
Total                                                         1,049,379
-----------------------------------------------------------------------

BEVERAGES (2.1%)
Anheuser-Busch Companies              15,121                    717,038
Brown-Forman Cl B                      1,540                    111,173
Coca-Cola                             40,094                  1,873,192
Coca-Cola Enterprises                  5,421                    108,583
Constellation Brands Cl A              4,145(b)                 113,946
Molson Coors Brewing Cl B                902                     64,204
Pepsi Bottling Group                   2,674                     84,552
PepsiCo                               32,434                  2,057,612
                                                             ----------
Total                                                         5,130,300
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

BIOTECHNOLOGY (1.3%)
Amgen                                 23,030(b)              $1,748,208
Biogen Idec                            6,764(b)                 321,966
Genzyme                                5,137(b)                 346,799
Gilead Sciences                        8,990(b)                 619,411
MedImmune                              4,708(b)                 150,844
                                                             ----------
Total                                                         3,187,228
-----------------------------------------------------------------------

BUILDING PRODUCTS (0.1%)
American Standard Companies            3,431                    151,959
Masco                                  7,834                    216,610
                                                             ----------
Total                                                           368,569
-----------------------------------------------------------------------

CAPITAL MARKETS (3.7%)
Ameriprise Financial                   4,795                    246,943
Bank of New York                      15,011                    515,928
Bear Stearns Companies                 2,366                    358,094
Charles Schwab                        20,342                    370,631
E*TRADE Financial                      8,400(b)                 195,552
Federated Investors Cl B               1,780                     61,036
Franklin Resources                     3,275                    373,219
Goldman Sachs Group                    8,491                  1,611,507
Janus Capital Group                    4,064                     81,605
Legg Mason                             2,580                    232,252
Lehman Brothers Holdings              10,564                    822,302
Mellon Financial                       8,092                    313,970
Merrill Lynch & Co                    17,435                  1,524,168
Morgan Stanley                        21,091                  1,611,984
Northern Trust                         3,690                    216,677
State Street                           6,513                    418,330
T Rowe Price Group                     5,146                    243,457
                                                             ----------
Total                                                         9,197,655
-----------------------------------------------------------------------

CHEMICALS (1.5%)
Air Products & Chemicals               4,339                    302,298
Ashland                                1,245                     73,580
Dow Chemical                          18,873                    769,829
Eastman Chemical                       1,617                     98,508
Ecolab                                 3,516                    159,451
EI du Pont de Nemours & Co            18,138                    830,719
Hercules                               2,234(b)                  40,659
Intl Flavors & Fragrances              1,553                     65,971
Monsanto                              10,676                    472,093

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

CHEMICALS (CONT.)
PPG Inds                               3,249                   $222,232
Praxair                                6,338                    381,865
Rohm & Haas                            2,828                    146,547
Sigma-Aldrich                          1,305                     98,019
                                                             ----------
Total                                                         3,661,771
-----------------------------------------------------------------------

COMMERCIAL BANKS (4.2%)
AmSouth Bancorporation                 6,734                    203,501
BB&T                                  10,567                    459,876
Comerica                               3,195                    185,917
Commerce Bancorp                       3,670                    128,156
Compass Bancshares                     2,550                    143,463
Fifth Third Bancorp                   10,980                    437,553
First Horizon Natl                     2,435                     95,744
Huntington Bancshares                  4,677                    114,166
KeyCorp                                7,936                    294,743
M&T Bank                               1,525                    185,760
Marshall & Ilsley                      5,001                    239,748
Natl City                             11,902                    443,350
North Fork Bancorporation              9,164                    261,907
PNC Financial Services Group           5,793                    405,684
Regions Financial                      8,949                    339,615
SunTrust Banks                         7,180                    567,148
Synovus Financial                      6,374                    187,268
US Bancorp                            34,964                  1,183,182
Wachovia                              36,770                  2,040,735
Wells Fargo & Co                      66,242                  2,403,922
Zions Bancorporation                   2,100                    168,840
                                                             ----------
Total                                                        10,490,278
-----------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (0.5%)
Allied Waste Inds                      4,985(b)                  60,568
Avery Dennison                         1,859                    117,377
Cintas                                 2,683                    111,076
Equifax                                2,487                     94,581
Monster Worldwide                      2,530(b)                 102,490
Pitney Bowes                           4,358                    203,562
Robert Half Intl                       3,372                    123,247
RR Donnelley & Sons                    4,257                    144,142
Waste Management                      10,632                    398,487
                                                             ----------
Total                                                         1,355,530
-----------------------------------------------------------------------


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1   RIVERSOURCE S&P 500 INDEX FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2006

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

COMMUNICATIONS EQUIPMENT (2.7%)
ADC Telecommunications                 2,305(b)                 $32,985
Avaya                                  8,990(b)                 115,162
Ciena                                  1,661(b)                  39,040
Cisco Systems                        120,200(b)               2,900,426
Comverse Technology                    3,978(b)                  86,601
Corning                               30,680(b)                 626,792
JDS Uniphase                           4,143(b)                  60,194
Juniper Networks                      11,130(b)                 191,659
Lucent Technologies                   88,168(b)                 214,248
Motorola                              48,198                  1,111,446
QUALCOMM                              32,498                  1,182,602
Tellabs                                8,811(b)                  92,868
                                                             ----------
Total                                                         6,654,023
-----------------------------------------------------------------------

COMPUTERS & PERIPHERALS (3.6%)
Apple Computer                        16,714(b)               1,355,171
Dell                                  44,692(b)               1,087,356
EMC                                   45,220(b)                 553,945
Hewlett-Packard                       53,881                  2,087,350
Intl Business Machines                29,936                  2,763,990
Lexmark Intl Cl A                      1,977(b)                 125,717
NCR                                    3,548(b)                 147,313
Network Appliance                      7,331(b)                 267,582
QLogic                                 3,136(b)                  64,539
SanDisk                                3,855(b)                 185,426
Sun Microsystems                      69,034(b)                 374,855
                                                             ----------
Total                                                         9,013,244
-----------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (0.1%)
Fluor                                  1,719                    134,821
-----------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.1%)
Vulcan Materials                       1,898                    154,649
-----------------------------------------------------------------------

CONSUMER FINANCE (0.9%)
American Express                      23,897                  1,381,486
Capital One Financial                  6,021                    477,646
SLM                                    8,068                    392,750
                                                             ----------
Total                                                         2,251,882
-----------------------------------------------------------------------

CONTAINERS & PACKAGING (0.2%)
Ball                                   2,054                     85,426
Bemis                                  2,062                     69,324
Pactiv                                 2,717(b)                  83,792
Sealed Air                             1,595                     94,935
Temple-Inland                          2,138                     84,323
                                                             ----------
Total                                                           417,800
-----------------------------------------------------------------------

DISTRIBUTORS (0.1%)
Genuine Parts                          3,374                    153,584
-----------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.1%)
Apollo Group Cl A                      2,758(b)                 101,936
H&R Block                              6,328                    138,330
                                                             ----------
Total                                                           240,266
-----------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (5.5%)
Bank of America                       89,040                  4,796,585
Chicago Mercantile Exchange Holdings     695                    348,195
CIT Group                              3,910                    203,516
Citigroup                             97,259                  4,878,511
JPMorgan Chase & Co                   68,291                  3,239,725
Moody's                                4,660                    308,958
                                                             ----------
Total                                                        13,775,490
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

DIVERSIFIED TELECOMMUNICATION SERVICES (2.8%)
AT&T                                  76,408                 $2,616,973
BellSouth                             35,725                  1,611,198
CenturyTel                             2,291                     92,190
Citizens Communications                6,315                     92,578
Embarq                                 2,933                    141,811
Qwest Communications Intl             31,485(b)                 271,716
Verizon Communications                57,029                  2,110,072
Windstream                             9,323                    127,912
                                                             ----------
Total                                                         7,064,450
-----------------------------------------------------------------------

ELECTRIC UTILITIES (1.5%)
Allegheny Energy                       3,235(b)                 139,202
American Electric Power                7,753                    321,207
Edison Intl                            6,414                    285,038
Entergy                                4,094                    351,388
Exelon                                13,174                    816,525
FirstEnergy                            6,491                    381,995
FPL Group                              7,956                    405,756
Pinnacle West Capital                  1,959                     93,660
PPL                                    7,494                    258,693
Progress Energy                        4,986                    229,356
Southern                              14,601                    531,476
                                                             ----------
Total                                                         3,814,296
-----------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.5%)
American Power Conversion              3,337                    100,878
Cooper Inds Cl A                       1,798                    160,831
Emerson Electric                       8,023                    677,141
Rockwell Automation                    3,461                    214,582
                                                             ----------
Total                                                         1,153,432
-----------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
Agilent Technologies                   8,040(b)                 286,224
Jabil Circuit                          3,630                    104,217
Molex                                  2,780                     97,022
Sanmina-SCI                           10,478(b)                  41,388
Solectron                             17,988(b)                  60,080
Symbol Technologies                    4,998                     74,620
Tektronix                              1,648                     50,050
                                                             ----------
Total                                                           713,601
-----------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.7%)
Baker Hughes                           6,472                    446,892
BJ Services                            5,886                    177,522
Halliburton                           20,288                    656,317
Nabors Inds                            6,214(b,c)               191,888
Natl Oilwell Varco                     3,450(b)                 208,380
Noble                                  2,694                    188,849
Rowan Companies                        2,174                     72,568
Schlumberger                          23,292                  1,469,259
Smith Intl                             3,945                    155,749
Transocean                             6,197(b)                 449,530
Weatherford Intl                       6,810(b)                 279,755
                                                             ----------
Total                                                         4,296,709
-----------------------------------------------------------------------

FOOD & STAPLES RETAILING (2.2%)
Costco Wholesale                       9,204                    491,310
CVS                                   16,164                    507,226
Kroger                                14,217                    319,740
Safeway                                8,745                    256,753
SUPERVALU                              4,159                    138,911
SYSCO                                 12,169                    425,672
Walgreen                              19,832                    866,262
Wal-Mart Stores                       48,393                  2,384,806

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

FOOD & STAPLES RETAILING (CONT.)
Whole Foods Market                     2,775                   $177,156
                                                             ----------
Total                                                         5,567,836
-----------------------------------------------------------------------

FOOD PRODUCTS (1.1%)
Archer-Daniels-Midland                12,898                    496,573
Campbell Soup                          4,536                    169,556
ConAgra Foods                         10,048                    262,755
Dean Foods                             2,625(b)                 109,961
General Mills                          6,938                    394,217
Hershey                                3,452                    182,645
HJ Heinz                               6,522                    274,968
Kellogg                                4,921                    247,576
McCormick & Co                         2,590                     96,866
Sara Lee                              14,950                    255,645
Tyson Foods Cl A                       4,955                     71,600
WM Wrigley Jr                          4,317                    224,268
                                                             ----------
Total                                                         2,786,630
-----------------------------------------------------------------------

GAS UTILITIES (--%)
Nicor                                    881                     40,491
Peoples Energy                           754                     32,942
                                                             ----------
Total                                                            73,433
-----------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.5%)
Bausch & Lomb                          1,055                     56,485
Baxter Intl                           12,836                    590,071
Becton Dickinson & Co                  4,810                    336,844
Biomet                                 4,819                    182,351
Boston Scientific                     23,175(b)                 368,714
CR Bard                                2,034                    166,707
Hospira                                3,086(b)                 112,176
Medtronic                             22,608                  1,100,557
St. Jude Medical                       6,936(b)                 238,252
Stryker                                5,838                    305,269
Zimmer Holdings                        4,774(b)                 343,776
                                                             ----------
Total                                                         3,801,202
-----------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.5%)
Aetna                                 10,778                    444,269
AmerisourceBergen                      3,962                    187,006
Cardinal Health                        7,975                    521,964
Caremark Rx                            8,395                    413,286
CIGNA                                  2,179                    254,899
Coventry Health Care                   3,130(b)                 146,954
Express Scripts                        2,710(b)                 172,681
Five Star Quality Care                    --(b)                       2
HCA                                    8,339                    421,286
Health Management Associates Cl A      4,727                     93,122
Humana                                 3,245(b)                 194,700
Laboratory Corp of America Holdings    2,458(b)                 168,348
Manor Care                             1,451                     69,633
McKesson                               5,891                    295,080
Medco Health Solutions                 5,780(b)                 309,230
Patterson Companies                    2,735(b)                  89,845
Quest Diagnostics                      3,180                    158,173
Tenet Healthcare                       9,271(b)                  65,453
UnitedHealth Group                    26,496                  1,292,476
WellPoint                             12,192(b)                 930,494
                                                             ----------
Total                                                         6,228,901
-----------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (--%)
IMS Health                             3,961                    110,314
-----------------------------------------------------------------------


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2   RIVERSOURCE S&P 500 INDEX FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2006

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

HOTELS, RESTAURANTS & LEISURE (1.6%)
Carnival Unit                          8,750                   $427,175
Darden Restaurants                     2,874                    120,421
Harrah's Entertainment                 3,660                    272,048
Hilton Hotels                          7,590                    219,503
Intl Game Technology                   6,676                    283,797
Marriott Intl Cl A                     6,758                    282,282
McDonald's                            24,126                  1,011,361
Starbucks                             14,878(b)                 561,644
Starwood Hotels & Resorts Worldwide    4,282                    255,807
Tim Hortons                               --(c)                       4
Wendy's Intl                           2,315                     80,099
Wyndham Worldwide                      3,946(b)                 116,407
Yum! Brands                            5,326                    316,684
                                                             ----------
Total                                                         3,947,232
-----------------------------------------------------------------------

HOUSEHOLD DURABLES (0.6%)
Black & Decker                         1,452                    121,794
Centex                                 2,336                    122,173
DR Horton                              5,360                    125,585
Fortune Brands                         2,967                    228,310
Harman Intl Inds                       1,285                    131,520
KB HOME                                1,546                     69,477
Leggett & Platt                        3,549                     82,869
Lennar Cl A                            2,720                    129,146
Newell Rubbermaid                      5,450                    156,851
Pulte Homes                            4,168                    129,166
Snap-On                                1,141                     53,661
Stanley Works                          1,593                     75,906
Whirlpool                              1,534                    133,351
                                                             ----------
Total                                                         1,559,809
-----------------------------------------------------------------------

HOUSEHOLD PRODUCTS (2.2%)
Clorox                                 2,971                    191,808
Colgate-Palmolive                     10,158                    649,807
Kimberly-Clark                         9,015                    599,678
Procter & Gamble                      62,463                  3,959,529
                                                             ----------
Total                                                         5,400,822
-----------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.5%)
AES                                   13,013(b)                 286,156
Constellation Energy Group             3,531                    220,334
Dynegy Cl A                            7,441(b)                  45,241
TXU                                    9,072                    572,716
                                                             ----------
Total                                                         1,124,447
-----------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (3.9%)
3M                                    14,816                  1,168,093
General Electric                     203,090                  7,130,491
Textron                                2,483                    225,779
Tyco Intl                             39,635(c)               1,166,458
                                                             ----------
Total                                                         9,690,821
-----------------------------------------------------------------------

INSURANCE (4.6%)
ACE                                    6,400(c)                 366,400
AFLAC                                  9,766                    438,689
Allstate                              12,388                    760,127
Ambac Financial Group                  2,083                    173,910
American Intl Group                   51,128                  3,434,267
Aon                                    6,183                    215,107
Chubb                                  8,078                    429,346
Cincinnati Financial                   3,404                    155,393
Genworth Financial Cl A                8,950                    299,288

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

INSURANCE (CONT.)
Hartford Financial Services Group      5,982                   $521,451
Lincoln Natl                           5,644                    357,322
Loews                                  8,997                    350,163
Marsh & McLennan Companies            10,826                    318,717
MBIA                                   2,653                    164,539
MetLife                               14,935                    853,236
Principal Financial Group              5,295                    299,115
Progressive                           15,190                    367,142
Prudential Financial                   9,542                    734,066
Safeco                                 2,287                    133,081
St. Paul Travelers Companies          13,591                    694,908
Torchmark                              1,946                    120,029
UnumProvident                          6,742                    133,357
XL Capital Cl A                        3,545(c)                 250,100
                                                             ----------
Total                                                        11,569,753
-----------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.1%)
Amazon.com                             6,185(b)                 235,587
-----------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.4%)
eBay                                  23,112(b)                 742,589
Google Cl A                            4,190(b)               1,996,074
VeriSign                               4,820(b)                  99,678
Yahoo!                                24,454(b)                 644,118
                                                             ----------
Total                                                         3,482,459
-----------------------------------------------------------------------

IT SERVICES (1.0%)
Affiliated Computer Services Cl A      2,335(b)                 124,876
Automatic Data Processing             10,926                    540,181
Computer Sciences                      3,380(b)                 178,633
Convergys                              2,727(b)                  57,840
Electronic Data Systems               10,178                    257,809
First Data                            15,053                    365,035
Fiserv                                 3,427(b)                 169,294
Paychex                                6,657                    262,818
Sabre Holdings Cl A                    2,593                     65,914
Unisys                                 6,758(b)                  44,197
Western Union                         15,053(b)                 331,919
                                                             ----------
Total                                                         2,398,516
-----------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.2%)
Brunswick                              1,820                     57,330
Eastman Kodak                          5,652                    137,909
Hasbro                                 3,223                     83,540
Mattel                                 7,434                    168,231
                                                             ----------
Total                                                           447,010
-----------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.3%)
Applera-Applied Biosystems Group       3,584(d)                 133,683
Fisher Scientific Intl                 2,445(b)                 209,342
Millipore                              1,046(b)                  67,498
PerkinElmer                            2,474                     52,845
Thermo Fisher Scientific               3,098(b)                 132,811
Waters                                 2,014(b)                 100,297
                                                             ----------
Total                                                           696,476
-----------------------------------------------------------------------

MACHINERY (1.4%)
Caterpillar                           12,896                    782,915
Cummins                                1,030                    130,789
Danaher                                4,658                    334,305

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

MACHINERY (CONT.)
Deere & Co                             4,544                   $386,831
Dover                                  3,999                    189,953
Eaton                                  2,950                    213,669
Illinois Tool Works                    8,266                    396,189
Ingersoll-Rand Cl A                    6,328(c)                 232,301
ITT                                    3,634                    197,653
Navistar Intl                          1,215(b)                  33,692
PACCAR                                 4,908                    290,603
Pall                                   2,451                     78,187
Parker Hannifin                        2,368                    198,036
                                                             ----------
Total                                                         3,465,123
-----------------------------------------------------------------------

MEDIA (3.4%)
CBS Cl B                              15,361                    444,547
Clear Channel Communications           9,760                    340,136
Comcast Cl A                          41,167(b)               1,674,263
Dow Jones & Co                         1,281                     44,950
EW Scripps Cl A                        1,635                     80,867
Gannett                                4,651                    275,060
Interpublic Group of Companies         8,673(b)                  94,622
McGraw-Hill Companies                  6,924                    444,313
Meredith                                 769                     40,373
New York Times Cl A                    2,844                     68,739
News Corp Cl A                        45,970                    958,475
Omnicom Group                          3,383                    343,205
Time Warner                           80,006                  1,600,920
Tribune                                3,754                    125,121
Univision Communications Cl A          4,936(b)                 173,056
Viacom Cl B                           13,961(b)                 543,362
Walt Disney                           41,123                  1,293,730
                                                             ----------
Total                                                         8,545,739
-----------------------------------------------------------------------

METALS & MINING (0.9%)
Alcoa                                 17,058                    493,147
Allegheny Technologies                 1,974                    155,413
Freeport-McMoRan Copper & Gold Cl B    3,865                    233,755
Newmont Mining                         8,845                    400,413
Nucor                                  6,064                    354,198
Phelps Dodge                           4,014                    402,925
United States Steel                    2,421                    163,660
                                                             ----------
Total                                                         2,203,511
-----------------------------------------------------------------------

MULTILINE RETAIL (1.2%)
Big Lots                               2,144(b)                  45,196
Dillard's Cl A                         1,186                     35,782
Dollar General                         6,139                     86,130
Family Dollar Stores                   2,986                     87,938
Federated Department Stores           10,692                    469,486
JC Penney                              4,407                    331,539
Kohl's                                 6,439(b)                 454,593
Nordstrom                              4,494                    212,791
Sears Holdings                         1,635(b)                 285,258
Target                                16,891                    999,608
                                                             ----------
Total                                                         3,008,321
-----------------------------------------------------------------------

MULTI-UTILITIES (1.4%)
Ameren                                 4,052                    219,213
CenterPoint Energy                     6,131                     94,908


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3   RIVERSOURCE S&P 500 INDEX FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2006

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

MULTI-UTILITIES (CONT.)
CMS Energy                             4,364(b)                 $64,980
Consolidated Edison                    4,850                    234,498
Dominion Resources                     6,944                    562,395
DTE Energy                             3,498                    158,914
Duke Energy                           24,654                    780,052
KeySpan                                3,444                    139,758
NiSource                               5,371                    124,983
PG&E                                   6,851                    295,552
Public Service Enterprise Group        4,950                    302,198
Sempra Energy                          5,136                    272,413
TECO Energy                            4,105                     67,691
Xcel Energy                            7,990                    176,339
                                                             ----------
Total                                                         3,493,894
-----------------------------------------------------------------------

OFFICE ELECTRONICS (0.1%)
Xerox                                 19,242(b)                 327,114
-----------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (7.7%)
Anadarko Petroleum                     9,040                    419,637
Apache                                 6,480                    423,274
Chesapeake Energy                      7,445                    241,516
Chevron                               43,236                  2,905,458
ConocoPhillips                        32,416                  1,952,740
CONSOL Energy                          3,590                    127,050
Devon Energy                           8,678                    580,038
El Paso                               13,695                    187,622
EOG Resources                          4,776                    317,747
Exxon Mobil                          116,954                  8,352,854
Hess                                   4,743                    201,103
Kinder Morgan                          2,111                    221,866
Kinder Morgan Management LLC              --(b)                      21
Marathon Oil                           7,043                    608,515
Murphy Oil                             3,675                    173,313
Occidental Petroleum                  16,944                    795,351
Sunoco                                 2,566                    169,690
Valero Energy                         12,060                    631,100
Williams Companies                    11,724                    286,417
XTO Energy                             7,196                    335,765
                                                             ----------
Total                                                        18,931,077
-----------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.3%)
Intl Paper                             8,951                    298,516
Louisiana-Pacific                      2,073                     41,004
MeadWestvaco                           3,563                     98,054
Weyerhaeuser                           4,847                    308,220
                                                             ----------
Total                                                           745,794
-----------------------------------------------------------------------

PERSONAL PRODUCTS (0.2%)
Alberto-Culver                         1,538                     78,146
Avon Products                          8,804                    267,729
Estee Lauder Companies Cl A            2,545                    102,793
                                                             ----------
Total                                                           448,668
-----------------------------------------------------------------------

PHARMACEUTICALS (6.4%)
Abbott Laboratories                   30,055                  1,427,913
Allergan                               2,969                    342,920
Barr Pharmaceuticals                   2,090(b)                 109,453
Bristol-Myers Squibb                  38,691                    957,602
Eli Lilly & Co                        19,342                  1,083,345
Forest Laboratories                    6,260(b)                 306,364
Johnson & Johnson                     57,539                  3,878,128
King Pharmaceuticals                   4,779(b)                  79,953
Merck & Co                            42,807                  1,944,294

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

PHARMACEUTICALS (CONT.)
Mylan Laboratories                     4,145                    $84,973
Pfizer                               143,436(e)               3,822,569
Schering-Plough                       29,141                    645,182
Watson Pharmaceuticals                 2,008(b)                  54,035
Wyeth                                 26,473                  1,350,917
                                                             ----------
Total                                                        16,087,648
-----------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (1.1%)
Apartment Investment & Management Cl A 1,920                    110,054
Archstone-Smith Trust                  4,210                    253,484
Boston Properties                      2,250                    240,368
Equity Office Properties Trust         6,886                    292,655
Equity Residential                     5,720                    312,369
Kimco Realty                           4,260                    189,272
Plum Creek Timber                      3,526                    126,724
ProLogis                               4,825                    305,278
Public Storage                         2,385                    213,958
Simon Property Group                   4,346                    421,997
Vornado Realty Trust                   2,400                    286,200
                                                             ----------
Total                                                         2,752,359
-----------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (--%)
Realogy                                4,206(b)                 108,431
-----------------------------------------------------------------------

ROAD & RAIL (0.7%)
Burlington Northern Santa Fe           7,116                    551,703
CSX                                    8,726                    311,256
Norfolk Southern                       8,138                    427,815
Ryder System                           1,218                     64,128
Union Pacific                          5,297                    480,067
                                                             ----------
Total                                                         1,834,969
-----------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.6%)
Advanced Micro Devices                10,660(b)                 226,738
Altera                                 7,072(b)                 130,408
Analog Devices                         6,940                    220,831
Applied Materials                     27,317                    475,043
Broadcom Cl A                          9,221(b)                 279,120
Freescale Semiconductor Cl B           7,981(b)                 313,893
Intel                                113,410                  2,420,169
KLA-Tencor                             3,916                    192,550
Linear Technology                      5,927                    184,448
LSI Logic                              7,858(b)                  78,973
Maxim Integrated Products              6,307                    189,273
Micron Technology                     14,359(b)                 207,488
Natl Semiconductor                     5,860                    142,339
Novellus Systems                       2,425(b)                  67,051
NVIDIA                                 6,938(b)                 241,928
PMC-Sierra                             4,113(b)                  27,269
Teradyne                               3,872(b)                  54,285
Texas Instruments                     30,154                    910,048
Xilinx                                 6,684                    170,509
                                                             ----------
Total                                                         6,532,363
-----------------------------------------------------------------------

SOFTWARE (3.4%)
Adobe Systems                         11,398(b)                 435,974
Autodesk                               4,558(b)                 167,507
BMC Software                           4,033(b)                 122,240
CA                                     8,083                    200,135
Citrix Systems                         3,619(b)                 106,869
Compuware                              7,325(b)                  58,893
Electronic Arts                        6,032(b)                 319,032
Intuit                                 6,718(b)                 237,145

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

SOFTWARE (CONT.)
Microsoft                            169,914                 $4,878,231
Novell                                 6,672(b)                  40,032
Oracle                                79,351(b)               1,465,613
Parametric Technology                  2,200(b)                  42,988
Symantec                              19,458(b)                 386,047
                                                             ----------
Total                                                         8,460,706
-----------------------------------------------------------------------

SPECIALTY RETAIL (2.0%)
AutoNation                             3,015(b)                  60,451
AutoZone                               1,039(b)                 116,368
Bed Bath & Beyond                      5,549(b)                 223,569
Best Buy                               7,994                    441,669
Circuit City Stores                    2,776                     74,896
Gap                                   10,596                    222,728
Home Depot                            40,601                  1,515,636
Limited Brands                         6,687                    197,066
Lowe's Companies                      30,060                    906,008
Office Depot                           5,575(b)                 234,094
OfficeMax                              1,460                     69,467
RadioShack                             2,670                     47,633
Sherwin-Williams                       2,215                    131,194
Staples                               14,291                    368,565
Tiffany & Co                           2,714                     96,944
TJX Companies                          8,840                    255,918
                                                             ----------
Total                                                         4,962,206
-----------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.4%)
Coach                                  7,200(b)                 285,408
Jones Apparel Group                    2,220                     74,148
Liz Claiborne                          2,028                     85,521
Nike Cl B                              3,764                    345,837
VF                                     1,742                    132,409
                                                             ----------
Total                                                           923,323
-----------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.4%)
Countrywide Financial                 12,038                    458,889
Fannie Mae                            19,044                  1,128,547
Freddie Mac                           13,596                    937,988
MGIC Investment                        1,661                     97,600
Sovereign Bancorp                      7,060                    168,452
Washington Mutual                     18,959                    801,966
                                                             ----------
Total                                                         3,593,442
-----------------------------------------------------------------------

TOBACCO (1.5%)
Altria Group                          41,179                  3,349,088
Reynolds American                      3,376                    213,228
UST                                    3,166                    169,571
                                                             ----------
Total                                                         3,731,887
-----------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (--%)
WW Grainger                            1,477                    107,496
-----------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.6%)
ALLTEL                                 7,633                    406,915
Sprint Nextel                         58,766                  1,098,337
                                                             ----------
Total                                                         1,505,252
-----------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $176,594,368)                                       $243,860,009
-----------------------------------------------------------------------



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4   RIVERSOURCE S&P 500 INDEX FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2006

MONEY MARKET FUND (2.3%)

ISSUER                                  SHARES                VALUE(a)

RiverSource Short-Term Cash Fund      5,856,143(f)           $5,856,143
-----------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $5,856,143)                                           $5,856,143
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $182,450,511)(g)                                    $249,716,152
=======================================================================


NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated
      July 31, 2006.
(b)   Non-income producing.
(c) Foreign security values are stated in U.S. dollars. At Oct. 31, 2006, the value of foreign securities represented 0.9% of net assets.
(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.
(e) Partially pledged as initial margin deposit on the following open stock index futures contracts:

      TYPE OF SECURITY                                               CONTRACTS
      ------------------------------------------------------------------------
      PURCHASE CONTRACTS

      E-Mini S&P 500 Index, Dec. 2006                                       54
      S&P 500 Index, Dec. 2006                                               6

(f) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.
(g) At Oct. 31, 2006, the cost of securities for federal income tax purposes was approximately $182,450,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $71,187,000
      Unrealized depreciation                                       (3,921,000)
      ------------------------------------------------------------------------
      Net unrealized appreciation                                  $67,266,000
      ------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;
(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;
(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and
(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
5   RIVERSOURCE S&P 500 INDEX FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2006

                                                           S-6434-80 F (12/06)

                             PORTFOLIO HOLDINGS
                                    FOR
                    RIVERSOURCE SMALL COMPANY INDEX FUND
                              AT OCT. 31, 2006

INVESTMENTS IN SECURITIES

OCT. 31, 2006 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (99.3%)

ISSUER                                SHARES                   VALUE(a)

AEROSPACE & DEFENSE (2.0%)
AAR                                   69,795(b)              $1,817,462
Applied Signal Technology             22,640                    335,978
Armor Holdings                        57,445(b)               2,956,120
Ceradyne                              51,060(b)               2,106,225
Cubic                                 29,500                    616,845
Curtiss-Wright                        83,610                  2,829,362
EDO                                   30,225                    722,680
Esterline Technologies                48,500(b)               1,828,450
GenCorp                              105,653(b,h)             1,384,054
Moog Cl A                             79,515(b)               2,965,909
Teledyne Technologies                 65,454(b)               2,730,741
Triumph Group                         30,731                  1,479,698
                                                         --------------
Total                                                        21,773,524
------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.6%)
EGL                                   60,370(b)               2,051,976
Forward Air                           59,463                  1,930,764
Hub Group Cl A                        79,380(b)               2,155,961
                                                         --------------
Total                                                         6,138,701
------------------------------------------------------------------------

AIRLINES (0.4%)
Frontier Airlines Holdings            69,653(b,h)               560,010
Mesa Air Group                        69,038(b)                 614,438
SkyWest                              121,588                  3,241,536
                                                         --------------
Total                                                         4,415,984
------------------------------------------------------------------------

AUTO COMPONENTS (0.4%)
Drew Inds                             35,245(b)                 956,902
LKQ                                   85,490(b)               1,978,239
Standard Motor Products               22,605                    250,463
Superior Inds Intl                    43,560(h)                 736,164
                                                         --------------
Total                                                         3,921,768
------------------------------------------------------------------------

AUTOMOBILES (0.3%)
Coachmen Inds                         29,811                    333,287
Fleetwood Enterprises                121,640(b)                 868,510
Monaco Coach                          50,904                    607,794
Winnebago Inds                        59,606(h)               1,984,283
                                                         --------------
Total                                                         3,793,874
------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)
------------------------------------------------------------------------

BIOTECHNOLOGY (0.3%)
ArQule                                53,499(b)                $215,066
Regeneron Pharmaceuticals            108,454(b)               2,174,502
Savient Pharmaceuticals               87,937(b)                 669,201
                                                         --------------
Total                                                         3,058,769
------------------------------------------------------------------------

BUILDING PRODUCTS (1.1%)
Apogee Enterprises                    53,654                    863,293
ElkCorp                               39,018                    980,132
Griffon                               49,803(b)               1,224,656
Lennox Intl                          114,572                  3,088,861
NCI Building Systems                  39,155(b)               2,343,427
Simpson Mfg                           69,596(h)               1,975,830
Universal Forest Products             35,854                  1,627,055
                                                         --------------
Total                                                        12,103,254
------------------------------------------------------------------------

CAPITAL MARKETS (0.8%)
Investment Technology Group           82,550(b)               3,855,085
LaBranche & Co                       100,585(b,h)               892,189
Piper Jaffray Companies               39,485(b)               2,730,388
SWS Group                             30,446                    846,094
TradeStation Group                    48,500(b)                 759,025
                                                         --------------
Total                                                         9,082,781
------------------------------------------------------------------------

CHEMICALS (1.4%)
Arch Chemicals                        45,937                  1,537,052
Georgia Gulf                          65,138                  1,393,302
HB Fuller                            113,430                  2,811,930
MacDermid                             47,542                  1,590,280
Material Sciences                     24,547(b)                 291,618
OM Group                              55,820(b)               3,181,740
Omnova Solutions                      79,044(b)                 346,213
Penford                               16,993                    276,136
PolyOne                              176,402(b)               1,446,496
Quaker Chemical                       18,783                    357,440
Schulman A                            49,395                  1,195,853
Tronox Cl B                           78,510                  1,026,911
Wellman                               62,263                    234,732
                                                         --------------
Total                                                        15,689,703
------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

COMMERCIAL BANKS (5.6%)
Boston Private Financial Holdings     69,334                 $1,916,392
Central Pacific Financial             58,035                  2,135,108
Chittenden                            87,521                  2,580,994
Community Bank System                 56,825                  1,412,101
East West Bancorp                    116,016                  4,235,744
First BanCorp                        153,836(c)               1,522,976
First Commonwealth Financial         119,345                  1,595,643
First Indiana                         24,785                    632,513
First Midwest Bancorp                 95,042                  3,614,447
First Republic Bank                   57,833                  2,252,017
Glacier Bancorp                       61,780                  2,157,358
Hanmi Financial                       78,210                  1,671,348
Independent Bank                      38,892                    929,519
Irwin Financial                       35,685                    791,136
Marshall & Ilsley                          1                         48
Nara Bancorp                          39,565                    751,735
PrivateBancorp                        33,900                  1,392,273
Prosperity Bancshares                 49,275                  1,709,350
Provident Bankshares                  62,347                  2,253,221
Republic Bancorp                     141,984                  1,899,746
South Financial Group                142,999                  3,793,763
Sterling Bancorp                      35,615                    693,780
Sterling Bancshares                   87,165(e)               1,595,991
Sterling Financial                    70,266                  2,337,047
Susquehanna Bancshares                98,605                  2,464,139
UCBH Holdings                        179,908                  3,083,623
Umpqua Holdings                      109,980                  3,105,835
United Bankshares                     70,162                  2,679,487
Whitney Holding                      125,224                  4,089,816
Wilshire Bancorp                      29,390                    581,334
Wintrust Financial                    48,780                  2,354,123
                                                         --------------
Total                                                        62,232,607
------------------------------------------------------------------------


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1   RIVERSOURCE SMALL COMPANY INDEX FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2006


COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

COMMERCIAL SERVICES & SUPPLIES (3.7%)
ABM Inds                              82,954                 $1,647,466
Administaff                           46,390                  1,598,136
Angelica                              18,089                    378,784
Bowne & Co                            56,835                    888,331
Brady Cl A                           100,894                  3,733,078
CDI                                   24,752                    585,137
Central Parking                       31,177                    534,686
Consolidated Graphics                 22,242(b)               1,382,785
G&K Services Cl A                     40,491                  1,543,112
Healthcare Services Group             51,955                  1,412,137
Heidrick & Struggles Intl             33,211(b)               1,357,334
John H Harland                        49,900                  2,040,411
Labor Ready                          100,445(b)               1,758,792
Mobile Mini                           67,414(b)               2,168,708
NCO Group                             61,685(b)               1,663,028
On Assignment                         49,886(b)                 566,206
School Specialty                      37,264(b)               1,459,258
Spherion                             107,581(b)                 779,962
Standard Register                     23,689                    320,512
Tetra Tech                           109,723(b)               1,994,764
United Stationers                     58,346(b)               2,786,022
Viad                                  41,215                  1,522,894
Volt Information Sciences             16,374(b)                 646,773
Waste Connections                     86,792(b)               3,531,566
Watson Wyatt Worldwide Cl A           80,740                  3,645,411
                                                         --------------
Total                                                        39,945,293
------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.2%)
Bel Fuse Cl B                         22,490                    801,094
Black Box                             33,653                  1,500,587
Blue Coat Systems                     27,540(b)                 614,142
C-COR                                 91,361(b)                 912,696
Comtech Telecommunications            43,450(b)               1,548,992
Digi Intl                             47,280(b)                 662,866
Ditech Networks                       62,020(b)                 489,338
Harmonic                             141,971(b)               1,151,385
Inter-Tel                             40,542                    838,814
NETGEAR                               63,600(b)               1,704,479
Network Equipment Technologies        47,807(b)                 270,110
PC-Tel                                42,225(b)                 453,919
Symmetricom                           87,474(b)                 740,905
Tollgrade Communications              26,098(b)                 214,265
ViaSat                                46,232(b)               1,254,736
                                                         --------------
Total                                                        13,158,328
------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (0.9%)
Adaptec                              220,792(b)               1,000,188
Avid Technology                       80,575(b)               2,910,368
Hutchinson Technology                 48,927(b)               1,132,660
Komag                                 58,740(b)               2,246,805
Neoware                               37,695(b)                 451,209
Novatel Wireless                      56,425(b)                 475,099
Synaptics                             47,680(b)               1,352,205
                                                         --------------
Total                                                         9,568,534
------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

CONSTRUCTION & ENGINEERING (1.2%)
EMCOR Group                           60,068(b)              $3,553,022
Insituform Technologies Cl A          51,815(b)               1,210,917
Shaw Group                           153,073(b)               4,065,618
URS                                   98,833(b)               3,993,842
                                                         --------------
Total                                                        12,823,399
------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.4%)
Headwaters                            80,530(b)               1,993,118
Texas Inds                            45,577                  2,830,331
                                                         --------------
Total                                                         4,823,449
------------------------------------------------------------------------

CONSUMER FINANCE (0.4%)
Cash America Intl                     56,373                  2,329,896
Rewards Network                       50,590(b)                 286,339
World Acceptance                      35,245(b)               1,761,898
                                                         --------------
Total                                                         4,378,133
------------------------------------------------------------------------

CONTAINERS & PACKAGING (0.6%)
AptarGroup                            66,329                  3,642,125
Caraustar Inds                        53,436(b)                 578,712
Chesapeake                            37,745                    585,425
Myers Inds                            51,307                    929,683
Rock-Tenn Cl A                        60,930                  1,257,595
                                                         --------------
Total                                                         6,993,540
------------------------------------------------------------------------

DISTRIBUTORS (0.3%)
Audiovox Cl A                         34,487(b)                 452,469
Building Material Holding             55,212(h)               1,438,825
Keystone Automotive Inds              30,930(b)               1,189,568
                                                         --------------
Total                                                         3,080,862
------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.6%)
Bright Horizons Family Solutions      49,635(b)               1,906,976
Coinstar                              52,695(b)               1,600,873
CPI                                    9,912                    467,946
Pre-Paid Legal Services               17,990                    763,676
Universal Technical Institute         43,975(b)                 878,621
Vertrue                               18,443(b)                 829,382
                                                         --------------
Total                                                         6,447,474
------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.3%)
Financial Federal                     51,706                  1,422,950
Portfolio Recovery Associates         30,270(b)               1,411,187
                                                         --------------
Total                                                         2,834,137
------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
Commonwealth Telephone Enterprises    40,080                  1,677,749
General Communication Cl A            85,722(b)               1,123,815
                                                         --------------
Total                                                         2,801,564
------------------------------------------------------------------------

ELECTRIC UTILITIES (1.1%)
Allete                                57,715                  2,602,947
Central Vermont Public Service        19,207                    433,502
Cleco                                107,590                  2,765,062
El Paso Electric                      92,239(b)               2,154,703
Green Mountain Power                  10,039                    337,612
UIL Holdings                          46,898                  1,864,196
Unisource Energy                      66,935                  2,381,547
                                                         --------------
Total                                                        12,539,569
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

ELECTRICAL EQUIPMENT (1.5%)
Acuity Brands                         83,383                 $4,130,793
AO Smith                              43,149                  1,517,119
Baldor Electric                       55,234                  1,771,907
Belden CDT                            82,693                  2,993,487
C&D Technologies                      48,758                    241,840
Magnetek                              55,416(b)                 263,780
Regal-Beloit                          58,771                  2,906,226
Vicor                                 37,568                    447,059
Woodward Governor                     56,003                  1,999,867
                                                         --------------
Total                                                        16,272,078
-----------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (4.6%)
Aeroflex                             143,134(b)               1,545,847
Agilysys                              58,222                    863,432
Anixter Intl                          64,066(b)               3,828,584
Bell Microproducts                    58,299(b,e)               392,935
Benchmark Electronics                122,903(b)               3,263,075
Brightpoint                           96,006(b)               1,161,673
Checkpoint Systems                    74,680(b)               1,359,923
Cognex                                86,187                  1,984,887
Coherent                              59,497(b)               1,917,588
CTS                                   68,336                    964,904
Daktronics                            60,210                  1,427,579
Electro Scientific Inds               55,389(b)               1,105,011
FLIR Systems                         130,650(b)               4,172,961
Gerber Scientific                     43,540(b)                 636,119
Global Imaging Systems                98,730(b)               2,149,352
Insight Enterprises                   92,028(b)               1,977,682
Itron                                 48,525(b)               2,641,701
Keithley Instruments                  26,765                    364,004
Littelfuse                            42,515(b)               1,439,558
LoJack                                34,665(b)                 691,913
Mercury Computer Systems              39,929(b)                 491,925
Methode Electronics                   71,081                    786,867
MTS Systems                           34,665                  1,153,998
Park Electrochemical                  38,420                  1,180,262
Paxar                                 78,307(b)               1,567,706
Photon Dynamics                       32,469(b)                 385,407
Planar Systems                        32,455(b)                 391,083
RadiSys                               40,771(b)                 747,332
Rogers                                33,352(b)               2,333,639
ScanSource                            48,970(b)               1,537,168
Technitrol                            77,276                  1,948,901
Trimble Navigation                   104,903(b)               4,848,618
X-Rite                                54,407                    615,343
                                                         --------------
Total                                                        51,876,977
------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (3.7%)
Atwood Oceanics                       51,404(b)               2,374,865
Bristow Group                         44,599(b)               1,480,687
CARBO Ceramics                        38,503                  1,297,551
Dril-Quip                             44,684(b)               1,759,656
Hydril                                38,275(b)               2,298,414
Input/Output                         133,086(b)               1,491,894
Lone Star Technologies                58,849(b)               2,841,230
Lufkin Inds                           28,330                  1,709,432
NS Group                              43,110(b)               2,817,670
Oceaneering Intl                     103,138(b)               3,711,937
SEACOR Holdings                       41,093(b)               3,677,002
TETRA Technologies                   136,754(b)               3,541,929
Unit                                  88,096(b)               4,086,772
Veritas DGC                           68,188(b)               4,910,217
W-H Energy Services                   57,050(b)               2,671,652
                                                         --------------
Total                                                        40,670,908
-----------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2   RIVERSOURCE SMALL COMPANY INDEX FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2006


COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

FOOD & STAPLES RETAILING (1.0%)
Casey's General Stores                95,963                 $2,329,022
Great Atlantic & Pacific Tea          37,083                  1,026,087
Longs Drug Stores                     54,290                  2,336,642
Nash Finch                            25,390                    658,871
Performance Food Group                66,278(b)               1,926,701
United Natural Foods                  80,362(b)               2,804,633
                                                         --------------
Total                                                        11,081,956
------------------------------------------------------------------------

FOOD PRODUCTS (1.9%)
American Italian Pasta Cl A           35,086(b)                 262,794
Corn Products Intl                   139,966                  5,065,369
Delta & Pine Land                     68,313                  2,767,359
Flowers Foods                         99,133                  2,693,444
Hain Celestial Group                  73,242(b)               2,067,622
J & J Snack Foods                     26,002                    868,727
Lance                                 58,603                  1,143,931
Peet's Coffee & Tea                   26,340(b)                 704,595
Ralcorp Holdings                      50,746(b)               2,509,390
Sanderson Farms                       30,180                    800,675
TreeHouse Foods                       59,400(b)               1,506,384
                                                         --------------
Total                                                        20,390,290
------------------------------------------------------------------------

GAS UTILITIES (3.4%)
Atmos Energy                         155,325                  4,773,137
Cascade Natural Gas                   21,899                    563,680
Energen                              137,994                  5,908,903
Laclede Group                         40,650                  1,448,360
New Jersey Resources                  53,451                  2,771,969
Northwest Natural Gas                 52,439                  2,169,401
Piedmont Natural Gas                 143,388(h)               3,871,476
South Jersey Inds                     55,650                  1,721,255
Southern Union                       191,989                  5,314,249
Southwest Gas                         77,758                  2,789,957
UGI                                  200,660                  5,317,490
                                                         --------------
Total                                                        36,649,877
------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (5.3%)
American Medical Systems Holdings    133,100(b)               2,370,511
Analogic                              26,549                  1,481,700
ArthroCare                            50,316(b)               2,033,270
BIOLASE Technology                    44,930(b,h)               292,045
Biosite                               33,105(b)               1,520,513
Conmed                                53,086(b)               1,177,978
Cooper Companies                      85,565                  4,931,111
Cyberonics                            41,200(b,h)               742,836
Datascope                             24,091                    864,144
DJO                                   43,665(b)               1,756,643
Greatbatch                            41,530(b)                 934,010
Haemonetics                           51,412(b)               2,344,387
Hologic                              100,312(b)               4,830,023
ICU Medical                           27,535(b)               1,163,354
IDEXX Laboratories                    59,288(b)               4,933,353
Immucor                              128,782(b)               3,545,368
Integra LifeSciences Holdings         38,330(b)               1,415,527
Intermagnetics General                74,830(b)               2,046,601
Invacare                              60,680                  1,324,644
Kensey Nash                           22,000(b)                 669,020
Mentor                                79,055                  3,699,774
Meridian Bioscience                   40,775                    939,864

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

HEALTH CARE EQUIPMENT & SUPPLIES (CONT.)
Merit Medical Systems                 52,100(b)                $823,701
Osteotech                             32,920(b)                 171,842
Palomar Medical Technologies          33,585(b)               1,581,518
PolyMedica                            44,032                  1,829,530
Possis Medical                        32,725(b)                 357,357
Respironics                          138,342(b)               4,886,239
SurModics                             30,361(b,h)             1,059,599
Theragenics                           61,092(b)                 191,829
Viasys Healthcare                     61,873(b)               1,772,661
Vital Signs                           14,847                    836,777
                                                         --------------
Total                                                        58,527,729
------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.5%)
Amedisys                              30,660(b)               1,243,876
AMERIGROUP                            99,000(b)               2,966,040
AMN Healthcare Services               60,910(b)               1,540,414
AmSurg                                56,840(b)               1,194,777
Centene                               82,250(b)               1,940,278
Chemed                                49,970                  1,773,435
Cross Country Healthcare              41,525(b)                 803,924
CryoLife                              42,531(b)                 253,485
Genesis HealthCare                    37,400(b)               1,811,282
Gentiva Health Services               51,645(b)                 958,015
Healthways                            65,840(b)               2,788,324
Hooper Holmes                        126,736                    456,250
inVentiv Health                       55,780(b)               1,595,308
LCA-Vision                            39,767                  1,397,015
Matria Healthcare                     40,410(b)               1,139,562
Odyssey HealthCare                    65,377(b)                 866,245
Owens & Minor                         76,483                  2,409,979
Pediatrix Medical Group               92,322(b)               4,148,026
RehabCare Group                       32,681(b)                 420,278
Sierra Health Services               106,990(b)               3,663,338
Sunrise Senior Living                 85,276(b)               2,661,464
United Surgical Partners Intl         84,855(b)               2,106,101
                                                         --------------
Total                                                        38,137,41
-----------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (0.8%)
Cerner                               122,872(b)               5,935,946
Dendrite Intl                         83,225(b)                 869,701
Per-Se Technologies                   63,266(b)               1,548,752
                                                         --------------
Total                                                         8,354,399
------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (3.7%)
Aztar                                 69,453(b)               3,720,597
CEC Entertainment                     63,364(b)               2,184,157
IHOP                                  30,185                  1,574,751
Jack in the Box                       67,426(b)               3,783,274
Landry's Restaurants                  32,439                    950,463
Lone Star Steakhouse & Saloon         35,275                    963,008
Marcus                                40,697                  1,017,018
Multimedia Games                      52,310(b)                 491,191
O`Charley's                           44,135(b)                 877,845
Panera Bread Cl A                     59,868(b)               3,699,842
Papa John's Intl                      45,580(b)               1,672,786
PF Chang's China Bistro               50,550(b)               2,114,001
Pinnacle Entertainment                91,403(b)               2,765,855
RARE Hospitality Intl                 64,732(b)               2,039,705
Red Robin Gourmet Burgers             31,515(b)               1,520,284

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

HOTELS, RESTAURANTS & LEISURE (CONT.)
Ryan's Restaurant Group               80,562(b)              $1,305,910
Shuffle Master                        66,503(b,h)             1,860,754
SONIC                                132,223(b)               3,008,073
Steak n Shake                         53,548(b)                 995,457
Triarc Companies Cl B                117,855                  1,978,785
WMS Inds                              44,400(b,e)             1,568,652
                                                         --------------
Total                                                        40,092,408
------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.8%)
Bassett Furniture Inds                22,449                    370,857
Champion Enterprises                 145,544(b)               1,347,737
Ethan Allen Interiors                 62,897                  2,240,391
Interface Cl A                        90,680(b)               1,319,394
La-Z-Boy                              98,185(h)               1,202,766
Lenox Group                           26,810(b)                 161,128
Libbey                                27,113                    311,800
M/I Homes                             23,010                    826,519
Meritage Homes                        41,760(b)               1,911,773
Natl Presto Inds                       8,969                    549,172
NVR                                    9,314(b)               5,229,811
Russ Berrie & Co                      21,836(b)                 331,034
Skyline                               12,938                    510,922
Standard-Pacific                     122,904                  2,977,964
                                                         --------------
Total                                                        19,291,268
------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.2%)
Spectrum Brands                       72,065(b)                 700,472
WD-40                                 32,153                  1,092,880
                                                         --------------
Total                                                         1,793,352
------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.1%)
Standex Intl                          23,555                    685,922
Tredegar                              53,164                    927,180
                                                         --------------
Total                                                         1,613,102
------------------------------------------------------------------------

INSURANCE (2.8%)
Delphi Financial Group Cl A           81,604                  3,202,957
Hilb Rogal & Hobbs                    67,905                  2,710,768
Infinity Property & Casualty          38,585                  1,659,927
LandAmerica Financial Group           32,460                  2,047,901
Philadelphia Consolidated Holding    108,524(b)               4,245,458
Presidential Life                     40,937                    966,113
ProAssurance                          63,175(b)               3,076,623
RLI                                   39,067                  2,117,822
Safety Insurance Group                27,115                  1,356,021
SCPIE Holdings                        19,080(b)                 535,194
Selective Insurance Group             55,537                  3,068,419
Stewart Information Services          34,692                  1,285,686
United Fire & Casualty                39,975                  1,414,316
Zenith Natl Insurance                 70,423                  3,276,078
                                                         --------------
Total                                                        30,963,283
-----------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.1%)
PetMed Express                        45,960(b)                 574,500
Stamps.com                            38,375(b)                 615,919
                                                         --------------
Total                                                         1,190,419
------------------------------------------------------------------------

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3   RIVERSOURCE SMALL COMPANY INDEX FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2006


COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

INTERNET SOFTWARE & SERVICES (1.4%)
Bankrate                              21,720(b)                $693,954
Digital Insight                       64,450(b)               1,983,771
Digitas                              175,935(b)               1,857,874
InfoSpace                             59,620(b)               1,204,920
j2 Global Communications              94,580(b)               2,595,275
MIVA                                  54,170(b)                 172,802
United Online                        123,645                  1,671,680
WebEx Communications                  80,945(b)               3,112,336
Websense                              89,830(b)               2,458,647
                                                         --------------
Total                                                        15,751,259
------------------------------------------------------------------------

IT SERVICES (1.8%)
CACI Intl Cl A                        58,156(b)               3,346,296
Carreker                              38,488(b)                 281,732
Ciber                                103,549(b)                 709,311
eFunds                                88,680(b)               2,199,264
Gevity HR                             50,520                  1,141,752
Global Payments                      129,144                  5,644,885
Keane                                 84,380(b)                 977,964
ManTech Intl Cl A                     34,505(b)               1,175,240
MAXIMUS                               40,992                  1,144,087
StarTek                               21,538                    293,778
Sykes Enterprises                     55,890(b)               1,134,008
TALX                                  61,005                  1,483,642
                                                         --------------
Total                                                        19,531,959
------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (1.3%)
Arctic Cat                            23,849                    427,136
JAKKS Pacific                         52,466(b)               1,137,988
K2                                    89,659(b)               1,224,742
MarineMax                             35,660(b)               1,016,667
Nautilus                              62,445(h)                 882,348
Polaris Inds                          77,086                  3,300,822
Pool                                  98,657                  4,042,963
RC2                                   39,810(b)               1,798,616
Sturm, Ruger & Co                     41,494(b)                 345,645
                                                         --------------
Total                                                        14,176,927
------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.6%)
Cambrex                               51,105                  1,195,857
Dionex                                38,060(b)               2,070,464
Enzo Biochem                          52,184(b)                 746,231
Kendle Intl                           23,240(b)                 804,569
PAREXEL Intl                          51,422(b)               1,522,091
PharmaNet Development Group           35,305(b)                 660,204
                                                         --------------
Total                                                         6,999,416
------------------------------------------------------------------------

MACHINERY (4.3%)
Albany Intl Cl A                      55,360                  1,860,650
Astec Inds                            35,783(b)               1,141,120
ASV                                   39,090(b,h)               571,105
Barnes Group                          74,984                  1,503,429
Briggs & Stratton                     97,488                  2,484,969
Clarcor                               98,918                  3,222,748
EnPro Inds                            40,250(b)               1,288,000
Gardner Denver                        99,930(b)               3,396,621
IDEX                                 101,766                  4,772,825
JLG Inds                             202,440                  5,597,466
Kaydon                                53,655                  2,242,779
Lindsay Mfg                           21,971                    722,626

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

MACHINERY (CONT.)
Lydall                                30,881(b)                $280,091
Manitowoc                            117,198                  6,431,827
Mueller Inds                          70,332                  2,579,074
Robbins & Myers                       31,694                  1,219,902
Toro                                  77,978                  3,365,530
Valmont Inds                          32,541                  1,815,788
Wabash Natl                           59,363                    832,863
Watts Water Technologies Cl A         47,868                  1,781,647
Wolverine Tube                        28,691(b)                  82,343
                                                         --------------
Total                                                        47,193,403
------------------------------------------------------------------------

MARINE (0.3%)
Kirby                                100,892(b)               3,534,247
-----------------------------------------------------------------------

MEDIA (0.8%)
4Kids Entertainment                   24,927(b)                 452,924
ADVO                                  60,504                  1,776,397
Arbitron                              55,691                  2,339,022
Live Nation                          124,645(b)               2,649,953
Radio One Cl D                       146,565(b)                 995,176
                                                         --------------
Total                                                         8,213,472
------------------------------------------------------------------------

METALS & MINING (2.5%)
Aleris Intl                           59,768(b)               3,078,650
AM Castle & Co                        23,953                    800,988
AMCOL Intl                            41,660                  1,096,075
Brush Engineered Materials            37,785(b)               1,271,843
Carpenter Technology                  48,580                  5,197,573
Century Aluminum                      43,824(b)               1,705,630
Chaparral Steel                       87,854                  3,653,848
Cleveland-Cliffs                      79,302(h)               3,353,682
Quanex                                70,364                  2,357,898
RTI Intl Metals                       43,493(b)               2,666,991
Ryerson                               49,813                  1,200,493
Steel Technologies                    21,868                    419,647
                                                         --------------
Total                                                        26,803,318
------------------------------------------------------------------------

MULTILINE RETAIL (0.2%)
Fred's                                76,085                    995,191
Tuesday Morning                       56,725                    935,963
                                                         --------------
Total                                                         1,931,154
-----------------------------------------------------------------------

MULTI-UTILITIES (0.3%)
Avista                                93,428                  2,404,837
CH Energy Group                       25,800                  1,342,116
                                                         --------------
Total                                                         3,746,953
------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (3.8%)
Cabot Oil & Gas                       91,875                  4,861,106
Cimarex Energy                       157,452                  5,671,421
Frontier Oil                         213,400                  6,273,959
Helix Energy Solutions Group         174,212(b)               5,627,048
Massey Energy                        152,860                  3,859,715
Penn Virginia                         35,500                  2,540,025
Petroleum Development                 30,570(b)               1,410,806
St. Mary Land & Exploration          104,350                  3,891,212
Stone Energy                          52,848(b)               2,059,487
Swift Energy                          55,665(b)               2,600,669
World Fuel Services                   53,865                  2,317,272
                                                         --------------
Total                                                        41,112,720
------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

PAPER & FOREST PRODUCTS (0.4%)
Buckeye Technologies                  72,144(b)                $749,576
Deltic Timber                         19,361                    985,669
Neenah Paper                          28,130                  1,036,028
Pope & Talbot                         31,103(b)                 169,511
Schweitzer-Mauduit Intl               29,406                    678,102
Wausau Paper                          85,370                  1,157,617
                                                         --------------
Total                                                         4,776,503
------------------------------------------------------------------------

PERSONAL PRODUCTS (0.5%)
NBTY                                 107,457(b)               2,989,454
Playtex Products                     106,660(b)               1,486,840
USANA Health Sciences                 17,280(b,h)               776,218
                                                         --------------
Total                                                         5,252,512
------------------------------------------------------------------------

PHARMACEUTICALS (0.9%)
Alpharma Cl A                         81,402                  1,796,542
Bradley Pharmaceuticals               32,945(b,h)               573,243
CNS                                   26,660                    987,753
Connetics                             65,520(b)               1,116,461
MGI PHARMA                           149,462(b)               2,844,262
Noven Pharmaceuticals                 45,276(b)               1,005,580
Sciele Pharma                         56,320(b)               1,228,339
                                                         --------------
Total                                                         9,552,180
------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (4.2%)
Acadia Realty Trust                   60,480                  1,545,264
Colonial Properties Trust             87,455                  4,406,857
EastGroup Properties                  44,670                  2,377,784
Entertainment Properties Trust        50,370                  2,770,350
Essex Property Trust                  44,050                  5,870,983
Glenborough Realty Trust              61,385                  1,594,782
Inland Real Estate                   128,890                  2,408,954
Kilroy Realty                         61,657                  4,644,622
Lexington Corporate Properties Trust 100,920(h)               2,149,596
LTC Properties                        39,065                  1,058,662
Mid-America Apartment Communities     45,770                  2,913,261
Natl Retail Properties               110,655(h)               2,486,418
New Century Financial                 86,525(h)               3,407,355
Parkway Properties                    27,065                  1,335,387
PS Business Parks                     30,390                  2,001,182
Senior Housing Properties Trust      121,680                  2,790,122
Sovran Self Storage                   34,400                  2,028,912
                                                         --------------
Total                                                        45,790,491
------------------------------------------------------------------------

ROAD & RAIL (1.5%)
Arkansas Best                         47,900                  1,962,942
Heartland Express                    112,423                  1,835,868
Kansas City Southern                 143,969(b)               4,087,280
Knight Transportation                109,515                  1,995,363
Landstar System                      109,686                  5,093,817
Old Dominion Freight Line             53,230(b)               1,472,342
                                                         --------------
Total                                                        16,447,612
------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.2%)
Actel                                 49,587(b)                 812,731
Advanced Energy Inds                  67,318(b)               1,058,239
ATMI                                  69,447(b)               2,200,775
Axcelis Technologies                 192,718(b)               1,329,754

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4   RIVERSOURCE SMALL COMPANY INDEX FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2006


COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONT.)
Brooks Automation                    143,445(b)              $2,036,919
Cabot Microelectronics                46,120(b)               1,316,726
Cohu                                  43,031                    851,153
Cymer                                 74,828(b)               3,466,782
Diodes                                37,525(b)               1,652,601
DSP Group                             55,945(b)               1,215,125
Exar                                  68,587(b)                 889,573
FEI                                   48,200(b)               1,101,852
Kopin                                129,210(b)                 461,280
Kulicke & Soffa Inds                 108,619(b)                 975,399
Microsemi                            135,378(b)               2,653,409
Pericom Semiconductor                 50,119(b)                 481,644
Photronics                            79,410(b)               1,110,946
Rudolph Technologies                  47,178(b)                 833,163
Skyworks Solutions                   306,568(b)               2,032,546
Standard Microsystems                 42,047(b)               1,296,309
Supertex                              26,045(b)               1,156,658
Ultratech                             44,918(b)                 641,878
Varian Semiconductor Equipment
 Associates                          104,888(b)               3,827,364
Veeco Instruments                     58,496(b)               1,093,290
                                                         --------------
Total                                                        34,496,116
------------------------------------------------------------------------

SOFTWARE (3.4%)
Altiris                               45,440(b)               1,022,854
ANSYS                                 72,990(b)               3,357,540
Captaris                              53,551(b)                 315,415
Catapult Communications               20,035(b)                 174,906
Epicor Software                      105,420(b)               1,479,043
EPIQ Systems                          27,335(b)                 417,679
FactSet Research Systems              71,580                  3,643,422
Hyperion Solutions                   109,591(b)               4,098,702
JDA Software Group                    55,570(b)                 817,435
Kronos                                60,666(b)               2,056,577
Manhattan Associates                  51,682(b)               1,526,169
MapInfo                               40,621(b)                 545,540
MICROS Systems                        73,992(b)               3,675,923
Napster                               85,343(b)                 404,526
Open Solutions                        39,315(b)               1,469,202
Phoenix Technologies                  48,405(b)                 212,498
Progress Software                     78,220(b)               2,251,954
Quality Systems                       32,070                  1,361,051
Radiant Systems                       49,105(b)                 540,646
Secure Computing                     122,205(b)                 877,432
Sonic Solutions                       49,300(b)                 795,702
SPSS                                  37,498(b)               1,037,570
Take-Two Interactive Software        138,103(b,h)             1,932,061
THQ                                  122,433(b)               3,681,560
                                                         --------------
Total                                                        37,695,407
------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

SPECIALTY RETAIL (4.3%)
Aaron Rents                           92,461                 $2,300,430
Cato Cl A                             59,969                  1,372,690
Children's Place Retail Stores        44,410(b)               3,117,138
Christopher & Banks                   71,213                  1,922,039
Cost Plus                             42,001(b)                 501,912
Dress Barn                            86,766(b)               1,884,558
Finish Line Cl A                      80,580                  1,044,317
Genesco                               43,413(b)               1,631,026
Group 1 Automotive                    45,744                  2,621,589
Guitar Center                         55,705(b)               2,415,926
Gymboree                              60,823(b)               2,825,837
Hancock Fabrics                       36,438(b)                 120,974
Haverty Furniture Companies           43,100                    680,980
Hibbett Sporting Goods                60,982(b)               1,783,114
Hot Topic                             84,131(b)                 850,564
Jo-Ann Stores                         46,250(b,h)               841,750
Jos A Bank Clothiers                  34,291(b,h)             1,018,100
Men's Wearhouse                      101,056                  4,027,081
Midas                                 22,881(b)                 472,035
Pep Boys - Manny, Moe & Jack         103,383                  1,465,971
Select Comfort                       102,242(b,h)             2,185,934
Sonic Automotive                      57,130                  1,502,519
Stage Stores                          50,730                  1,644,159
Stein Mart                            51,490                    842,891
Tractor Supply                        65,540(b)               3,173,446
Tween Brands                          62,469(b)               2,612,454
Zale                                  91,718(b)               2,645,147
                                                         --------------
Total                                                        47,504,581
------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (2.4%)
Ashworth                              27,640(b)                 194,033
Brown Shoe                            54,466                  2,121,995
crocs                                 63,405(b,h)             2,512,106
Deckers Outdoor                       20,750(b)               1,103,278
Fossil                                86,040(b)               1,879,114
Kellwood                              48,944                  1,497,686
K-Swiss Cl A                          50,434                  1,781,329
Oxford Inds                           28,888                  1,524,709
Phillips-Van Heusen                  105,417                  4,823,882
Quiksilver                           229,038(b)               3,195,080
Skechers USA Cl A                     47,170(b)               1,409,911
Stride Rite                           69,355                  1,022,986
Wolverine World Wide                 105,495                  2,991,838
                                                         --------------
Total                                                        26,057,947
-----------------------------------------------------------------------

COMMON STOCKS (CONTINUED)

ISSUER                                SHARES                   VALUE(a)

THRIFTS & MORTGAGE FINANCE (2.1%)
Anchor BanCorp Wisconsin              34,644                 $1,006,062
Bank Mutual                          114,475                  1,387,437
BankAtlantic Bancorp Cl A             87,590                  1,147,429
BankUnited Financial Cl A             60,710                  1,637,349
Brookline Bancorp                    117,225                  1,562,609
Dime Community Bancshares             52,412                    731,147
Downey Financial                      37,120                  2,556,825
Fidelity Bankshares                   41,480                  1,645,926
FirstFed Financial                    31,614(b)               1,952,797
Flagstar Bancorp                      73,790                  1,109,064
Franklin Bank                         44,585(b)                 901,063
Fremont General                      128,950                  1,873,644
Harbor Florida Bancshares             37,605                  1,707,643
MAF Bancorp                           53,379                  2,300,101
Trustco Bank NY                      142,812                  1,578,073
                                                         --------------
Total                                                        23,097,169
------------------------------------------------------------------------

TOBACCO (0.1%)
Alliance One Intl                    165,865(b)                 799,469
------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.5%)
Applied Industrial Technologies       72,256                  2,076,637
Kaman                                 45,804                    933,944
Lawson Products                        7,941                    384,424
Watsco                                46,574                  2,319,385
                                                         --------------
Total                                                         5,714,390
------------------------------------------------------------------------

WATER UTILITIES (0.1%)
American States Water                 32,330                  1,357,860
------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $765,628,562)                                     $1,086,047,774
------------------------------------------------------------------------

BONDS (--%)

ISSUER                   COUPON     PRINCIPAL                  VALUE(a)
                          RATE       AMOUNT

TIMCO Aviation Services
   Jr Sub Pay-in-kind
     01-02-07             8.00%      $11,949(d,f,g)                 $--
------------------------------------------------------------------------

TOTAL BONDS
(Cost: $341)                                                        $--
------------------------------------------------------------------------

MONEY MARKET FUND (3.5%)(i)

                                      SHARES                   VALUE(a)

RiverSource Short-Term
 Cash Fund                        38,834,303(j)             $38,834,303
------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $38,834,303)                                         $38,834,303
------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $804,463,206)(k)                                  $1,124,882,077
========================================================================

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
5   RIVERSOURCE SMALL COMPANY INDEX FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2006


NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated July 31, 2006.
(b)  Non-income producing.
(c) Foreign security values are stated in U.S. dollars. At Oct. 31, 2006, the value of foreign securities represented 0.1% of net assets.
(d)  Identifies issues considered to be illiquid as to their marketability.
     These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Oct. 31, 2006, is as follows:

                                               ACQUISITION
     SECURITY                                     DATES                COST
     -----------------------------------------------------------------------
     TIMCO Aviation Services
       Jr Sub 8.00% Pay-in-kind 2007       02-21-03 thru 10-06-05      $341

(e) Partially pledged as initial margin deposit on the following open stock index futures contracts.

     TYPE OF SECURITY                                             CONTRACTS
     -----------------------------------------------------------------------
     PURCHASE CONTRACTS
     Russell 2000 Future, Dec. 2006                                      21

(f)  Negligible market value.
(g) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.
(h)  At Oct. 31, 2006, security was partially or fully on loan.
(i) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 2.8% of net assets. 0.7% of net assets is the Fund's cash equivalent position.
(j) Affiliated Money Market Fund - The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.
(k) At Oct. 31, 2006, the cost of securities for federal income tax purposes was approximately $804,463,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                    $390,564,000
     Unrealized depreciation                                     (70,145,000)
     -----------------------------------------------------------------------
     Net unrealized appreciation                                $320,419,000
     -----------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;
(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;
(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and
(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
6   RIVERSOURCE SMALL COMPANY INDEX FUND -- PORTFOLIO HOLDINGS AT OCT. 31, 2006

                                                            S-6357-80 F (12/06)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                   RiverSource Market Advantage Series, Inc.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   December 29, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   December 29, 2006





By                                 /s/ Jeffrey P. Fox
                                   -----------------------
                                       Jeffrey P. Fox
                                       Treasurer and Principal Financial Officer

Date                                   December 29, 2006